Condensed Consolidating Financial Information of Guarantor and Issuers of Registered Guaranteed Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Banco Popular De Puerto Rico [Member]
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	$ 243	$ 78
Bpna [Member]
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	$ 0	$ 0